Significant Accounting Policies	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies
Significant Accounting Policies

2. Significant Accounting Policies

Basis of presentation

The preparation of the Group’s consolidated financial statements is in conformity with U.S. GAAP. The consolidated financial statements include the accounts of Weibo, its wholly owned subsidiaries, VIEs, and VIEs’ subsidiaries. All significant intercompany balances and transactions have been eliminated.

Use of estimates

Conformity with U.S. GAAP requires the use of estimates and judgments that affect the reported amounts in the consolidated financial statements and accompanying notes. These estimates form the basis for judgments the management makes about the carrying values of the assets and liabilities, which are not readily apparent from other sources. U.S. GAAP requires making estimates and judgments in several areas, including, but not limited to, the basis of consolidation, revenue recognition, fair value accounting, income taxes, goodwill and other long-lived assets, allowances for credit losses, stock-based compensation, the estimated useful lives of assets, convertible debt, business combination, and foreign currency. The management bases the estimates and judgments on historical information and on various other assumptions that management believes are reasonable under the circumstances. Actual results could differ materially from such estimates.

Revenue recognition

In May 2014, the Financial Accounting Standards Board (“FASB”) issued, ASU 2014-09, “Revenue from Contracts with Customers (Topic 606)”. The Group adopted the new revenue guidance since January 1, 2018.

Under ASC 606, revenues are recognized when control of the promised goods or services is transferred to customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services. The Group identifies its contracts with customers and all performance obligations within those contracts. The Group then determines the transaction price and allocates the transaction price to the performance obligations within the Group’s contracts with customers, recognizing revenue when, or as, the Group satisfies its performance obligations.

The Group does not believe that significant management judgments are involved in revenue recognition, but the amount and timing of the Group’s revenues could be different for any period if management made different judgments. Certain customers may receive sales rebates, which are accounted for as variable consideration. The Group estimates annual expected revenue volume of each individual agent with reference to their historical results. The Group recognizes revenue for the amount of fees it receives from its advertisers, after deducting estimated sales rebates and net of value-added tax (“VAT”) under ASC 606. The Group believes that there will not be significant changes to its estimates of variable consideration.

Revenue disaggregated by revenue source for the years ended December 31, 2018, 2019 and 2020 consists of the following:

	Year Ended December 31,
	2018	2019	2020

	(In thousands)
Advertising and marketing revenues	$1,499,180	$1,530,211	$1,486,155
Value-added services revenues	219,338	236,703	203,776
Total revenues	$1,718,518	$1,766,914	$1,689,931

The Group enters into contracts with its customers, which may give rise to contract assets (unbilled revenue) or contract liabilities (deferred revenue). The payment terms and conditions within the Group’s contracts vary by the type and location of its customers and products or services purchased, the substantial majority of which are due in less than one year. Deferred revenue related to unsatisfied performance obligations at the end of the period mainly consists of the unamortized balance of customer advance of advertising and marketing services. The deferred revenues are recognized based on customers’ consumption or amortized on a straight-line basis through the service period for different products/services. Due to the generally short-term duration of the contracts, the majority of the performance obligations are satisfied in the following reporting period. The amount of revenue recognized that was included in the deferred revenue balance at the beginning of the periods was $67.2million, $88.3 million and $91.5 million for the years ended December 31, 2018, 2019 and 2020, respectively.

Practical Expedients and Exemptions

The Group generally expenses sales commissions when incurred because the amortization period is generally one year or less. These costs are recorded within sales and marketing expenses.

Advertising and marketing revenues

Advertising and marketing revenues are derived principally from online advertising, including social display ads and promoted marketing. Social display ad arrangements allow customers to place advertisements on particular areas of the Group’s platform or website in particular formats and over particular periods of time, which is typically no more than three months. The Group enters into cost per mille (“CPM”), or cost per thousand impressions, advertising arrangements with the customers, under which the Group recognizes revenues based on the number of times that the advertisement has been displayed. The Group also enters into cost per day (“CPD”) advertising arrangements with customers, under which the Group recognizes revenues ratably over the contract periods. Promoted marketing arrangements are primarily priced based on CPM. Under the CPM model, customers are obligated to pay when the advertisement is displayed.

The Group’s majority revenue transactions are based on standard business terms and conditions, which are recognized net of agency rebates. The agency rebates are accounted for as variable consideration and are estimated during interim periods based on estimated annual revenue volume of each individual agent with reference to their historical results, which involves accounting judgment. The Group believes its estimation approach in variable consideration results in revenue recognition in a manner consistent with the underlying economics of the transaction.

The Group’s contracts with customers may include multiple performance obligations, which primarily consist of combination of service to allow customers to place advertisements on different areas of its platform or website. For such arrangements, advertising arrangements involving multiple deliverables are broken down into single-element arrangements based on their stand-alone selling price for revenue recognition purposes. The estimation of stand-alone selling price involves significant judgment, especially for the deliverables that have not been sold separately. For those deliverables, the Group determines best estimate of the stand-alone selling price by taking into consideration of the pricing of advertising areas of the Group’s platform or website with similar popularities and advertisements with similar formats and quoted prices from competitors and other market conditions. The Group believes the estimation approach in stand-alone selling price and allocation of the transaction price on a relative stand-alone selling price to each performance obligation results in revenue recognition in a manner consistent with the underlying economics of the transaction and the allocation principle included in ASC 606. Revenues recognized with reference to best estimation of selling price were immaterial for all periods presented. Most of such contracts have all performance obligations completed within one year. Changes in judgments on these assumptions and estimates could materially impact the timing or amount of revenue recognition. Contracts with customers of online advertising may require cooperation from third parties. The Group pays a predetermined portion of revenues it earned from advertising contracts to the third parties such as key opinion leaders who participate in advertising and promotion activities by monetizing their social assets. The Group has determined that it is the principal in these transactions, as it is primarily responsible for fulfilling all the obligations related to advertising contracts. The Group has discretion in establishing pricing of the contracts and controls the advertising inventory before the delivery to customers. The Group records revenues derived from such contracts on a gross basis and the portion paid to the third parties is recognized as cost of revenues.

Revenues from barter transactions are recognized during the period in which the advertisements are displayed on the Group’s properties. Barter transactions in which physical goods or services are received in exchange for advertising services are recorded based on the fair values of the goods or services received.

Value-added services revenues

The Group generates value-added services revenues principally from fee-based services, mainly including VIP membership, live streaming, and game-related services. Revenues from these services are recognized when control of the promised services is transferred to customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those services.

VIP membership. VIP membership mainly includes a service package consisting of one performance obligation of providing user certification and preferential benefits, such as daily priority listings and higher quota for following user accounts. Prepaid VIP membership fees are recorded as deferred revenue and recognized as revenue ratably over the contract period of the membership service.

Live streaming. Live streaming generates revenue from sales of virtual items on the live-streaming platform (“Yizhibo”). Users can access the platform and view the live streaming content and interact with the broadcasters for free.

The Group designs, creates and offers various virtual items for sales to users with pre-determined selling price. Each virtual item is considered as a distinctive performance obligation. Sales proceeds are recorded as deferred revenue and recognized as revenue based on the consumption of the virtual items. Users can purchase and present virtual items to broadcasters to show support for their favorite ones. Under the arrangements with broadcasters or broadcaster agencies, the Group shares with them a portion of the revenues derived from the consumption of virtual items. Revenues derived from the sale of virtual items are recorded on a gross basis as the Group has determined that it acts as the principal to fulfill all obligations related to the live streaming services. The portion paid to broadcasters and/or broadcaster agencies is recognized as cost of revenues. The Group does not have further obligations to the user after the virtual items are consumed.

Game-related services. Game-related service revenues are mostly generated from the purchase of virtual items by game players through the Group’s platform, including items, avatars, skills, privileges or other in game consumables, features or functionality, within the games. The Group’s performance obligation is to provide on-going game services to players who purchased virtual items to gain an enhanced game-playing experience. Each virtual item is considered as a distinctive performance obligation. The Group collects payments from the game players in connection with the sale of virtual currency, which can be used to purchase virtual items in online games. For games co-operated with third party developers, revenue is recorded on a gross basis for games that the Group is acting as the principal in fulfilling all obligations related to the games and revenue is recorded net of predetermined revenue sharing with the game developers for games in which the Group is not acting as the principal in fulfilling all obligations. Sales of virtual currencies are recognized as revenues over the estimated lifespans of in-game virtual items. The estimated lifespans of different virtual items are determined by the management based on either the expected user relationship periods or the stipulated period of validity of the relevant virtual items depending on the respective term of virtual items. Virtual currency sold for game-related services in excess of recognized revenues is recorded as deferred revenues.

Cost of revenues

Cost of revenues consists mainly of costs associated with the maintenance of platform, which primarily include bandwidth and other infrastructure costs, labor cost and turnover taxes levied on the revenues, part of which were allocated from SINA. The Group is subject to 6.7% Value-Added Tax (“VAT”) and surcharges for its revenues and an additional 3% cultural business construction fees for its advertising and marketing revenues. Starting from July 1, 2019, the 3% cultural business construction fees was reduced to 1.5%. Moreover, as part of the measures taken by the government to ease the negative impact from Covid-19 pandemic, the cultural business construction fees was exempted for the fiscal year of 2020. The total amount of taxes on its advertising and marketing revenues for the years ended December 31, 2018, 2019 and 2020 were $52.9 million, $40.7 million and $6.4 million, respectively, with VAT not included in the cost of revenues.

Sales and marketing expenses

Sales and marketing expenses consist mainly of online and offline advertising and promotional expenses, salary, benefits and commission expenses, and facility expenses. Advertising and promotional expenses generally represent the expenses of promotions of corporate image and product marketing. The Group expenses all advertising and promotional expenses as incurred and classifies these expenses under sales and marketing expenses. For the years ended December 31, 2018, 2019 and 2020, the advertising and promotional expenses were $428.8 million, $352.3 million and $330.9 million, respectively.

Product development expenses

Product development expenses consist mainly of payroll-related expenses and infrastructure costs incurred for enhancement to and maintenance of the Group’s platform, as well as costs associated with new product development and product enhancements, part of which were allocated from SINA. The Group expenses all costs incurred for the planning and post implementation phases of development and costs associated with repair or maintenance of the existing site or the development of platform content. Since inception, the amount of costs qualifying for capitalization has been immaterial and, as a result, all product development costs have been expensed as incurred.

Stock-based compensation

All stock-based awards to employees and directors, such as stock options and restricted share units (“RSUs”), are measured at the grant date based on the fair value of the awards. Stock-based compensation, net of forfeitures, is recognized as expenses on a straight-line basis over the requisite service period, which is the vesting period.

The Group uses the Black-Scholes option pricing model to estimate the fair value of stock options. The determination of estimated fair value of stock-based payment awards on the grant date using an option pricing model is affected by the fair value of the Company’s ordinary shares as well as assumptions regarding a number of complex and subjective variables. These variables include the expected value volatility of the Company over the expected term of the awards, actual and projected employee stock option exercise behaviors, a risk-free interest rate and expected dividends, if any. Options granted generally vest over four years.

The Group recognizes the estimated compensation cost of restricted share units based on the fair value of its ordinary shares on the date of the grant. The Group recognizes the compensation cost, net of estimated forfeitures, over a vesting term of generally four years for service-based restricted share units. The Group also recognizes the compensation cost of performance-based restricted share units, net of estimated forfeitures, if it is probable that the performance condition will be achieved at the end of each reporting period.

Forfeitures are estimated at the time of grant and revised in subsequent periods if actual forfeitures differ from those estimates. The Group uses historical data to estimate pre-vesting option and records stock-based compensation expense only for those awards that are expected to vest. See Note 7 Stock-based Compensation for further discussion on stock-based compensation.

Taxation

Income taxes

Income taxes are accounted for using the asset and liability approach. Under this approach, income tax expense is recognized for the amount of taxes payable or refundable for the current year. In addition, deferred tax assets and liabilities are recognized for expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities, and for operating losses and tax credit carry forwards. The Group records a valuation allowance to reduce deferred tax assets to an amount for which realization is more likely than not.

Uncertain tax positions. To assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement.

Short-term investments

Short-term investments represent bank time deposits and wealth management products which are certain deposits with variable interest rates or principal not-guaranteed with certain financial institutions. Their original maturities are of greater than three months but less than one year. In accordance with ASC 825, Financial Instruments, for wealth management products with the interest rate indexed to performance of underlying assets, the Group elected the fair value method at the date of initial recognition and carried these investments at fair value. Changes in the fair value are reflected in the consolidated statements of comprehensive income as interest income.

Credit losses

In 2016, the FASB issued ASC Topic 326, which amends previously issued guidance regarding the impairment of financial instruments by creating an impairment model that is based on expected losses. The guidance is applicable to accounts receivable and the Group adopted ASC Topic 326 on January 1, 2020. Accounts receivable are recorded at the original amounts less an allowance for any potential uncollectible amounts. The Group makes estimates of expected credit and collectability trends for the allowance for credit losses based upon assessment of various factors, including historical experience, the age of the accounts receivable balances, credit-worthiness of the customers, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect its ability to collect from the customers. The Group also provides specific provisions for allowance when facts and circumstances indicate that the receivable is unlikely to be collected. Expected credit losses are recorded as general and administrative expenses on the consolidated statements of comprehensive income.

ASC Topic 326 is also applicable to the loans to and interest receivable from other related parties included in the prepaid expenses and other current assets on the consolidated balance sheets. Management estimates the allowance for credit losses on loans and interest receivable not sharing similar risk characteristic on an individual basis, based on lifetime expected credit losses of these loans and interest receivable by estimating loan collection schedule, then discounting these cash flows to their present values. The key factors considered when determining the above allowances for credit losses include estimated loan collection schedule, discount rate, financial condition and performance data of the borrowers and reasonable and supportable performance forecasts.

Fair value measurements

Financial instruments

All financial assets and liabilities are recognized or disclosed at fair value in the consolidated financial statements on a recurring basis. Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The Group measures the equity method investments at fair value on a non-recurring basis only if an impairment charge were to be recognized. For those investments without readily determinable fair value, the Group measures them at fair value when observable price changes are identified or impairment charge was recognized. The fair values of the Group’s privately held investments as disclosed are determined based on the discounted cash flow model using the discount curve of market interest rates or based on the similar transaction price in the market directly. The fair values of the Group’s long-term investments in the equity securities of publicly listed companies are measured using quoted market prices. The Group’s non-financial assets, such as intangible assets, goodwill, fixed assets and operating lease assets, would be measured at fair value only if they were determined to be impaired.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

●	Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
●	Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.
●	Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The carrying amount of cash and cash equivalents, short-term investments, accounts receivable due from third parties, accounts receivable due from Alibaba, accounts receivable due from other related parties, amount due from/to SINA, accounts payable, accrued and other liabilities approximates fair value because of their short-term nature. See Note 15 Fair Value Measurement for additional information.

Long-term investments

Long-term investments are comprised of investments in publicly traded companies, privately held companies, and limited partnerships. The Group uses the equity method to account for ordinary-share-equivalent equity investments on which it has significant influence but does not own a majority equity interest or otherwise control.

The Group measures investments in equity securities, other than equity method investments, at fair value through earnings. For those investments without readily determinable fair values, the Group elects to record these investments at cost, less impairment, plus or minus subsequent adjustments for observable price changes. Under this measurement alternative, changes in the carrying value of the investments will be recognized in consolidated statement of comprehensive income, whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer. The marketable equity securities were reclassified as investments with readily determinable fair values under the ASU 2016-01.

Pursuant to ASC 321, for equity investments measured at fair value with changes in fair value recorded in earnings, the Group does not assess whether those securities are impaired. For equity investments without readily determinable fair value for which the Group has elected to use the measurement alternative, the Group makes a qualitative assessment of whether the investment is impaired at each reporting date, applying significant judgement in considering various factors and events including a) adverse performance of investees; b) adverse industry developments affecting investees; and c) adverse regulatory, social, economic or other developments affecting investees. If a qualitative assessment indicates that the investment is impaired, the Group estimates the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the Group recognizes an impairment loss in net income equal to the difference between the carrying value and fair value. Significant judgement is applied by the Group in estimating the fair value to determine if an impairment exists, and if so, to measure the impairment losses for these equity security investments. These judgements include the selection of valuation methods in estimating fair value and the determination of key valuation assumptions used, which comprised the cash flow forecasts and critical assumptions used in cash flow forecasts, such as the investees’ revenue growth rate, terminal growth rate, discount rate, selection of comparable companies and multiples, estimated volatility rate and discount for lack of marketability.

Investments in entities which the Group can exercise significant influence and holds an investment in voting common shares or in-substance common shares (or both) of the investee but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC topic 323 (“ASC 323”), Investment -— Equity Method and Joint Ventures. Under the equity method, the Group initially records its investments at cost and the difference between the cost of the equity investee and the fair value of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill, which is included in the equity method investment on the consolidated balance sheets. The Group subsequently adjusts the carrying amount of the investments to recognize the Group’s proportionate share of each equity investee’s net income or loss into earnings after the date of investment. The Group evaluates the equity method investments for impairment under ASC 323. An impairment loss on the equity method investments is recognized in earnings when the decline in value is determined to be other-than-temporary.

Business combination

Business combinations are recorded using the purchase method of accounting, and the cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of the (i) the total of consideration paid, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the subsidiary acquired over (ii) the fair value of the identifiable net assets of the subsidiary acquired is recorded as goodwill. If the consideration of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of comprehensive income.

Leases

In February 2016, the FASB issued a new standard on leases, ASU 2016-02, “Leases (Topic 842)”, which requires a lessee to recognize assets and liabilities arising from operating leases. A lessee should recognize a liability to make lease payments (the Lease Liability) and a right-of-use asset (the Operating Lease Assets) representing its right to use the underlying asset for the lease term. For leases with a term of twelve months or less, a lessee is permitted to make an accounting policy choice not to recognize lease assets and lease liabilities. In July 2018, the FASB issued an amendment, ASU 2018-11, which provides another transition method in addition to the existing transition methods by allowing entities to initially apply the new leases standard at the effective date and recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption and to not retrospectively adjust prior periods financial statements.

On January 1, 2019, the Group adopted the new lease standard using the transition method by applying the standard to all leases existing at the date of initial application. The Group chose to not recognize lease assets and lease liabilities for leases with a term of twelve months or less, to not separate non-lease components from lease components, and to not reassess lease classification, treatment of initial direct costs or whether an existing or expired contract contains a lease according to the practical expedients permitted under the transition method.

The Group did not retrospectively adjust the prior comparative periods. Under the new lease standard, the Group determines if an arrangement is or contains a lease at inception. Right-of-use assets and liabilities are recognized at lease commencement date based on the present value of remaining lease payments over the lease terms. The Group considers only payments that are fixed and determinable at the time of lease commencement. The adoption of new leasing guidance resulted in recognition of $14.4 million of operating lease asset and $14.9 million of leasing liability as of January 1, 2019, respectively, and no impact to the beginning retained earnings of the year.

Long-lived assets

Property and equipment

Property and equipment are stated at cost less accumulated depreciation, amortization and impairment, if any. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, generally from three to four years for computers and equipment and five years for furniture and fixtures. Leasehold improvements are amortized over the shorter of the estimated useful lives of the assets or the remaining lease term. Depreciation expenses were $18.5 million, $22.4 million and $26.5 million for the years ended December 31, 2018, 2019 and 2020, respectively.

Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired as a result of the Group’s acquisitions of interests in its subsidiaries, consolidated VIEs and VIEs’ subsidiaries. The Group assesses goodwill for impairment in accordance with ASC Subtopic 350-20 (“ASC 350-20”), Intangibles - Goodwill and Other: Goodwill, which requires that goodwill be tested for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events, as defined by ASC 350-20. The guidance provides option that the Group may first assess qualitative factors to determine whether it is necessary to perform the quantitative goodwill impairment test, by taking into consideration of macroeconomics, overall financial performance, industry and market conditions and the share price of the Group. If determined to be necessary, the quantitative impairment test shall be used to identify goodwill impairment and measure the amount of a goodwill impairment loss to be recognized (if any). Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. Judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit.

Intangible assets other than goodwill

Intangible assets arising from acquisitions are recognized at fair value upon acquisition and amortized on a straight-line basis over their estimated useful lives, generally from four to ten years. Long-lived assets and certain identifiable intangible assets other than goodwill to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Determination of recoverability is based on an estimate of undiscounted future cash flows resulting from the use of the asset and its eventual disposition. Measurement of any impairment loss for long-lived assets and certain identifiable intangible assets that management expects to hold or use is based on the amount by which the carrying value exceeds the fair value of the asset. Judgment is used in estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of the asset’s fair value.

Convertible debt and unsecured senior notes

The Group determines the appropriate accounting treatment of its convertible debt in accordance with the terms in relation to the conversion feature. After considering the impact of such features, the Group may account for such instrument as a liability in its entirety, or separate the instrument into debt and equity components following the respective guidance described under ASC 815 Derivatives and Hedging and ASC 470 Debt.

The debt discount, if any, together with related issuance cost are subsequently amortized as interest expense over the contractual life. The Group presented the issuance costs of debt as a direct deduction from the related debt during the periods presented.

The unsecured senior notes are recognized initially at fair value, net of debt discounts or premiums, if any, issuance costs and other incidental fees, all of which are recorded as a direct deduction of the proceeds received from issuing the unsecured senior notes and the related accretion is recorded as interest expense in the consolidated statement of comprehensive income over the estimated term using the effective interest method.

Deferred revenues

Deferred revenues consist of contractual billings in excess of recognized revenue and payments received in advance of revenue recognition, which are mainly from the customer advance of the advertising and marketing services and the sales of the fee-based services, such as VIP membership, live streaming, and virtual currency or in-game virtual items sold for game related services.

Non-controlling interests

For the Company’s majority-owned subsidiaries and VIE, non-controlling interests are recognized to reflect the portion of their equity that is not attributable, directly or indirectly, to the Company as the controlling shareholder. To reflect the economic interest held by non-controlling shareholders, net income/loss attributable to the non-controlling ordinary shareholders is recorded as non-controlling interests in the Company’s consolidated statements of comprehensive income. Non-controlling interests are classified as a separate line item in the equity section of the Company’s consolidated balance sheets and have been separately disclosed in the Company’s consolidated financial statements to distinguish the interests from that of the Company.

Foreign currency

The Company’s reporting currency and functional currency are the U.S. dollar. The Group’s operations in China and in international regions use their respective currencies as their functional currencies. The financial statements of these subsidiaries are translated into U.S. dollars using period-end rates of exchange for assets and liabilities and average rates of exchange in the period for revenues, costs and expenses. Translation gains and losses are recorded in accumulated other comprehensive income (loss) as a component of shareholders’ equity. Translation gains or losses are not released to net income unless the associated net investment has been sold, liquidated, or substantially liquidated.

Foreign currency transactions denominated in currencies other than the functional currency are translated into the functional currency using the exchange rate prevailing on the transactions dates. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rates at the balance sheet dates. Net gains and losses resulting from foreign exchange transactions are included in interest and other income, net.

Foreign currency translation adjustments included in the Group’s consolidated statements of comprehensive income for the years ended December 31, 2018, 2019, and 2020 were a loss of $60.3 million, a loss of $19.0 million and a gain of $148.5 million, respectively. Net foreign currency transaction gains or losses arise from transacting in a currency other than the functional currency of the entity and the amounts recorded were immaterial for each of the periods presented.

Net Income per share

Basic net income per share is computed using the weighted average number of ordinary shares outstanding during the period. Options and RSUs are not considered outstanding in computation of basic earnings per share. Diluted net income per share is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period, which include options to purchase ordinary shares, restricted share units and conversion of the convertible debt. The computation of diluted net income per share does not assume conversion, exercise, or contingent issuance of securities that would have an anti-dilutive effect (i.e. an increase in earnings per share amounts or a decrease in loss per share amounts) on net income per share. The Group uses the two-class method to calculate net income per share though both classes share the same rights in dividends. Therefore, basic and diluted earnings per share are the same for both classes of ordinary shares.

Segment reporting

In accordance with ASC 280, Segment Reporting, the Group’s chief operating decision maker (“CODM”), the Chief Executive Officer, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole. The Group currently operates and manages its business in two principal business segments globally—advertising and marketing services and value-added services. Information regarding the business segments provided to the Group’s CODM is at the revenue level and the Group currently does not allocate operating costs or assets to its segments, as its CODM does not use such information to allocate resources or evaluate the performance of the operating segments. As the Group’s long-lived assets are substantially all located in the PRC and substantially the Group’s revenues are derived from within the PRC, no geographical information is presented.

Concentration of risks

Concentration of credit risk. The Group’s financial instruments that are potentially subject to concentrations of credit risk consist primarily of cash, cash equivalents, short-term investments and accounts receivable. In addition, with the majority of its operations in China, the Group is subject to RMB currency risk and the risk of remittance of currency out of PRC, both of which have been difficult to hedge and the Group has not done so. The Group limits its exposure to credit loss by depositing its cash and cash equivalents with financial institutions in the U.S., PRC and Hong Kong, which are among the largest and most respected with high ratings by international-recognized rating agencies, that the management believes are of high credit quality. The management periodically reviews these institutions’ reputations, track records and reported reserves.

As of December 31, 2019 and 2020, the Group had $2.2 billion and $3.0 billion, respectively, in cash and bank time deposits (with terms generally up to twelve months) with large domestic banks in China. China promulgated a Bankruptcy Law that came into effect on June 1, 2007, which contains a separate article expressly stating that the State Council may promulgate implementation measures for the bankruptcy of Chinese banks based on the Bankruptcy Law. Under the Bankruptcy Law, a Chinese bank may go bankrupt. In addition, since China’s concession to WTO, foreign banks have been gradually permitted to operate in China and have become significant competitors to Chinese banks in many aspects, especially since the opening of RMB business to foreign banks in late 2006. Therefore, the risk of bankruptcy on Chinese banks in which the Group holds cash and bank deposits has increased. In the event that a Chinese bank which holds the Group’s deposits goes bankrupt, the Group is unlikely to claim its deposits back in full, since it is unlikely to be classified as a secured creditor to the bank under the PRC laws.

Alibaba as an advertiser accounted for 7%, 6% and 9% of the Group’s total revenues for the years ended December 31, 2018, 2019 and 2020, respectively. No other customer nor advertising agency individually represented 10% or more of the Group’s total revenues during the years ended December 31, 2018, 2019 and 2020. Additionally, the Group’s top 10 advertising agencies contributed 26%, 28%, and 32% to its total revenues for the years ended December 31, 2018, 2019, and 2020, respectively.

As of December 31, 2019 and 2020, substantially all accounts receivable were derived from the Group’s China operations. Excluding accounts receivable due from Alibaba and other related parties, accounts receivable primarily consists of amounts due from advertising agencies and direct customers. Alibaba accounted for 14% and 28%, of the Group’s net accounts receivables as of December 31, 2019 and 2020, respectively.

Concentration of foreign currency risks. The majority of the Group’s operations were in RMB. As of December 31, 2019 and 2020, the Group’s cash, cash equivalents and short-term investments balance denominated in RMB was $936.9 million and $1,651.3 million, accounting for 39% and 47% of the Group’s total cash, cash equivalents and short-term investments balance at the respective dates. As of December 31, 2019 and 2020, the Group’s aggregate net accounts receivable balance (including accounts receivable due from third parties, Alibaba and other related parties) denominated in RMB was $422.2 million and $492.0 million, respectively, representing almost all of its net accounts receivable balance. As of December 31, 2019 and 2020, the Group’s current liabilities balance denominated in RMB was $744.2 million and $947.6 million, accounting for 93% and 99% of its total current liabilities balance. Accordingly, the Group may experience economic losses and negative impacts on earnings and equity as a result of exchange rate fluctuations of the RMB against the U.S. dollars. Moreover, the Chinese government imposes controls on the convertibility of the RMB into foreign currencies and, in certain cases, the remittance of currency out of the PRC. The Group may experience difficulties in completing the administrative procedures necessary to remit its RMB out of the PRC and convert it into foreign currency.

Recent accounting pronouncements

In December 2019, the FASB issued ASU 2019-12, “Simplifying the Accounting for Income Taxes”, which removes specific exceptions to the general principles in Topic 740 and to simplify accounting for income taxes. The guidance is effective for all entities for fiscal years beginning after December 15, 2020 and for interim periods within those fiscal years. The Group does not expect the adoption to have a material impact on its consolidated financial statements.

In January 2020, the FASB issued ASU 2020-01, “Investments-Equity Securities (Topic 321), Investments-Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815): Clarifying the Interactions between Topic 321, Topic 323, and Topic 815”, which clarifies the interaction of the accounting for equity investments under Topic 321 and investments accounted for under the equity method of accounting in Topic 323 and the accounting for certain forward contracts and purchased options accounted for under Topic 815. The standard is effective for public companies for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Early adoption is permitted. The Group is currently evaluating the impact of this accounting standard and does not expect the adoption to have a material impact on its consolidated financial statements.